Finance Expenses (Tables)	3 Months Ended
Mar. 31, 2021
Finance Expenses
Schedule of Finance Expenses

Finance expenses consist of the following:

	Three months ended
	March 31	March 31
	2021	2020
	$	$
Interest expense - Debentures	648	4
Interest expense - other	30	237
Rehabilitation provision - accretion	18	13
Post-retirement benefits - accretion	8	-
Unrealized loss on currency hedges	21	1,837
Finance expenses	725	2,091